Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Disclosure of analysis of single amount of discontinued operations	Results of discontinued operations

EURm	2024	2023	2022
Net sales	1 059	1 120	1 150
Expenses	(989)	(1 090)	(1 105)
Operating profit	70	30	45
Financial income and expenses	(7)	5	15
Impairment loss recognized on the remeasurement to fair value less costs to sell	(514)	—	—
Gain on sale	29	—	—
(Loss)/profit from discontinued operations before tax	(422)	35	60
Income tax expense	(5)	(5)	(3)
(Loss)/profit from discontinued operations(1)(2)	(427)	30	57
(1)Loss/profit from discontinued operations is attributable to the equity holders of the parent in its entirety.
(2)In 2022, the profit from discontinued operations includes EUR 50 million net income resulting from the resolution of a tax dispute related to Nokia’s former Devices & Services business which was sold in 2014.
Cash flows from discontinued operations

EURm	2024	2023	2022
Net cash flows from/(used in) operating activities	193	(44)	41
Net cash flows used in investing activities(1)	(188)	(59)	(83)
Net cash flows used in financing activities	(18)	(14)	(11)
Net cash flows used in discontinued operations	(13)	(117)	(53)
(1)Cash proceeds from the disposal of the Submarine Networks business, net of cash disposed of, are included in net cash flows used in investing activities of discontinued operations.
Reconciliation of gain on sale of Submarine Networks business

EURm	31 December 2024
Cash proceeds	98
Deferred cash consideration	30
Total consideration	128
Carrying amount of net assets on disposal	(170)
Cumulative other comprehensive income	64
Transaction costs	(25)
Fair value of retained interest in associate	32
Gain on sale before tax	29
Income tax	—
Gain on sale after tax	29
Carrying amount of assets and liabilities on disposal

EURm	31 December 2024
ASSETS
Property, plant and equipment	102
Deferred tax assets	80
Inventories	147
Trade receivables	99
Contract assets	293
Other current financial and firm commitment assets	98
Other assets	89
Cash and cash equivalents	227
Total assets	1 135

LIABILITIES
Lease liabilities	36
Provisions	46
Other financial and firm commitment liabilities	50
Trade payables	93
Contract liabilities	347
Accrued expenses related to customer projects	184
Other liabilities	209
Total liabilities	965

Net assets on disposal	170